As filed with the Securities and Exchange Commission on February 18, 2022 Securities Act File No. 333-260058

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________________________
FORM N-14
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ☐
Post-Effective Amendment No. 1 ☒
VANGUARD CHESTER FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)
________________________
P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)
Registrant’s Telephone Number (610) 669-1000
________________________
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
(Name and Address of Agent for Service)
The title of securities being registered is Vanguard Target Retirement Income Fund Investor Shares
Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due in reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.
It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.
Explanatory Note
The purpose of this filing is to file as an exhibit the opinion of counsel supporting the tax matters and consequences to shareholders in connection with the reorganization of Vanguard Institutional Target Retirement Income Fund, a series of Vanguard Chester Funds, with and into Vanguard Target Retirement Income Fund, also a series of Vanguard Chester Funds, as required by Item 16(12) of Form N-14. Parts A and B of this Registration Statement are incorporated by reference to the Combined Information Statement/Prospectus and Statement of Additional Information, which were filed on EDGAR on October 5, 2021 (File No. 333-260058).

PART C
VANGUARD CHESTER FUNDS
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 FORM N-14
OTHER INFORMATION

ITEM 15. INDEMNIFICATION.
The Registrant’s organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacities. Article VII, Section 2 of the Amended and Restated Agreement and Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee’s or officer’s office with the Registrant.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the Securities Act) may be permitted for directors, officers, or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is therefore unenforceable.
ITEM 16. EXHIBITS.
(1)	Articles of Incorporation, Amended and Restated Agreement and Declaration of Trust, file with Post-Effective Amendment No. 82 on August 4, 2017, is hereby incorporated by reference.
(2)	By-Laws, Amended and Restated By-Laws, filed on January 28, 2021, Post-Effective Amendment No. 89, is hereby incorporated by reference.
(3)	Voting Trust Agreement, not applicable.
(4)
Form of Agreement and Plan of Reorganization by and among Vanguard Chester Funds, on behalf of Vanguard Institutional Target Retirement Income Fund and Vanguard Target Retirement Income Fund, included in Part A of Registrant’s Registration Statement on Form N-14 dated October 5, 2021 (File No. 333-260058), is hereby incorporated by reference.

(5)	Instruments Defining Rights of Security Holders, reference is made to Articles III and V of the Registrant’s Amended and Restated Agreement and Declaration of Trust, refer to Exhibit (1) above.
(6)
The Vanguard Group, Inc., provides investment advisory services to Vanguard Institutional Target Retirement Income Fund and Vanguard Target Retirement Income Fund pursuant to the Fifth Amended and Restated Funds’ Service Agreement, refer to Exhibit (13) below.

(7)	Underwriting Contracts, not applicable.

(8)	Bonus or Profit Sharing Contracts, reference is made to the section entitled “Management of the Funds” in the Registrant’s Statement of Additional Information, is hereby incorporated by reference.

(9)
Custodian Agreements, for The Bank of New York Mellon, filed with Post-Effective Amendment No. 87, dated January 31, 2020, is hereby incorporated by reference. For JPMorgan Chase Bank, filed on January 31, 2022, Post-Effective Amendment No. 91, is hereby incorporated by reference.

(10) (a)	Rule 12b-1 Plan, not applicable.
(b)	Rule 18f-3 Plan, filed on January 31, 2022, Post-Effective Amendment No. 91, is hereby incorporated by reference.
(11)	Legality of Securities Opinion, filed with Registrant’s Registration Statement on Form N-14 dated October 5, 2021 (File No. 333-260058), is hereby incorporated by reference.
(12)	Tax Opinion Supporting the Tax Matters and Consequences to Shareholders of Vanguard Institutional Target Retirement Income Fund, is filed herewith.
(13)	Other Material Contracts, Fifth Amended and Restated Funds’ Service Agreement, filed on January 28, 2021, Post-Effective Amendment No. 89, is hereby incorporated by reference.
(14)
Other Opinion or Consent, Consent of Independent Registered Public Accounting Firm, filed with Registrant’s Registration Statement on Form N-14 dated October 5, 2021 (File No. 333-260058), is hereby incorporated by reference.

(15)	Omitted Financial Statements, not applicable.
(16)	Power of Attorney, for all trustees and officers, filed with Registrant’s Registration Statement on Form N-14 dated October 5, 2021 (File No. 333-260058), is hereby incorporated by reference.
(17)	Other Exhibits, not applicable.

ITEM 17. UNDERTAKINGS
(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
(3) The undersigned Registrant undertakes to file, by post-effective amendment, the final opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 18th day of February, 2022.
VANGUARD CHESTER FUNDS

By: /s/ Mortimer J. Buckley*

Mortimer J. Buckley
Chairman, President, and Chief Executive Officer
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ Mortimer J. Buckley* Mortimer J. Buckley	Chairman and Chief Executive Officer	February 18, 2022
/s/ Tara Bunch* Tara Bunch	Trustee	February 18, 2022
/s/ Emerson U. Fullwood* Emerson U. Fullwood	Trustee	February 18, 2022
/s/ Amy Gutmann* Amy Gutmann	Trustee	February 18, 2022
/s/ F. Joseph Loughrey* F. Joseph Loughrey	Trustee	February 18, 2022
/s/ Mark Loughridge* Mark Loughridge	Trustee	February 18, 2022
/s/ Scott C. Malpass* Scott C. Malpass	Trustee	February 18, 2022
/s/ Deanna Mulligan* Deanna Mulligan	Trustee	February 18, 2022

/s/ André F. Perold* André F. Perold	Trustee	February 18, 2022
/s/ Sarah Bloom Raskin* Sarah Bloom Raskin	Trustee	February 18, 2022
/s/ David Thomas* Davd Thomas	Trustee	February 18, 2022
/s/ Peter F. Volanakis* Peter F. Volanakis	Trustee	February 18, 2022
/s/ Christine Buchanan* Christine Buchanan	Chief Financial Officer	February 18, 2022

*By      /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney filed on August 26, 2021 (see File Number 811-02652), Incorporated by Reference.

EXHIBIT INDEX
Exhibit No.	Description
12	Tax Opinion for Vanguard Institutional Target Retirement Income Fund